Commitments and Contingencies (Collaborative Arrangements) (Details) - Jointly Owned Electricity Generation Plant - NSPI - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Utilities Operating Expense, Purchased Power	$ 19	$ 19
Utilities Operating Expense, Maintenance and Operations	$ 3	$ 2